Equipment Loans Payable - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Truck Instalment	Dec. 31, 2017 USD ($)
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan obtained	$ 1,725	$ 1,725
Haul Trucks Financing
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan payable	$ 2,431,000
Haul Trucks Financing | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Number of haul trucks acquired | Truck	4
Loan remaining term	33 months
Credit facility accrued interest percent	6.95%
Monthly instalments	$ 70
Haul Trucks Financing | Rye Patch [member] | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan payable	$ 2,431
Equipment Financing | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Credit facility accrued interest percent	8.29%
Equipment loan obtained	$ 2,500
Loan period	36 months
Maturity date	Jan. 01, 2022
Number of quarterly instalments | Instalment	12
Payment of loan fee	$ 50
Current portion of loans payable	625
Non-current portion of loans payable	$ 1,875